12. Income Taxes (Details-Deferred income taxes) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reserves and accruals	$ 309,724	$ 195,880
Net operating losses	504,644	330,413
Valuation allowance	(814,368)	(526,293)
Deferred tax assets	$ 0	$ 0